Interest in joint operations	12 Months Ended
Jun. 30, 2024
Interest in joint operations
Interest in joint operations
19	Interest in joint operations

At 30 June, the Group’s interest in material joint operations were:

			% of equity owned
			2024	2023
Name	Country of incorporation	Nature of activities	%	%
Louisiana Integrated Polyethylene JV LLC (LIP JV)	United States of America	Manufactures ethylene and polyethylene chemicals. The joint operation with LyondellBasell operates as a tolling arrangement. Sasol retains control of our portion of the goods during the toll processing, for which a fee is paid, and only recognises revenue when the finished goods are transferred to a final customer. Equistar, a subsidiary of LyondellBasell, acts as an independent agent, for a fee, to exclusively market and sell all of Sasol’s Linear low-density polyethylene and Low-density polyethylene produced by the joint operation to customers.	50	50
National Petroleum Refiners of South Africa (Pty) Ltd (Natref)	South Africa	Inland refinery that uses crude oil to produce liquid fuels. Natref is a joint venture between Sasol and TotalEnergies.	64	64

19	Interest in joint operations continued

The information provided is Sasol’s share of joint operations (excluding unincorporated joint operations) and includes intercompany transactions and balances.

			Total	Total
	LIP JV	Natref	2024	2023
for the year ended 30 June	Rm	Rm	Rm	Rm
Statement of financial position
External non-current assets[1]	26 495	—	26 495	39 036
External current assets	1 281	561	1 842	1 537
Intercompany current assets	101	3	104	189
Total assets	27 877	564	28 441	40 762
Shareholders’ equity	26 705	(4 032)	22 673	35 786
Long-term liabilities	29	3 053	3 082	2 743
Interest-bearing current liabilities	3	87	90	180
Non-interest-bearing current liabilities	832	1 026	1 858	1 488
Intercompany current liabilities	308	430	738	565
Total equity and liabilities	27 877	564	28 441	40 762

1Refer to note 8 for the impairment of the Chemicals America Ethane value chain and associated shared assets.

At 30 June 2024, the Group’s share of the total capital commitments of joint operations amounted to R1 383 million (2023 – R1 155 million).

Accounting policies:

The Group recognises its share of any jointly held or incurred assets, liabilities, revenues and expenses along with the Group’s income from the sale of its share of the output and any liabilities and expenses that the Group has incurred in relation to the joint operation. These have been incorporated in the financial statements under the appropriate headings.